Defined benefit pension schemes	12 Months Ended
Dec. 31, 2017
Defined benefit pension schemes
Defined benefit pension schemes

C9  Defined benefit pension schemes

(a)	Background and summary economic and IAS 19 financial positions

The Group's businesses operate a number of pension schemes. The specific features of these schemes vary in accordance with the regulations of the country in which the employees are located, although they are, in general, funded by the Group and based either on a cash balance formula or on years of service and salary earned in the last year or years of employment. The largest defined benefit scheme is the principal UK scheme, namely the Prudential Staff Pension Scheme (PSPS). PSPS accounts for 82 per cent (2016: 82 per cent) of the underlying scheme liabilities of the Group's defined benefit schemes.

The Group also operates two smaller UK defined benefit schemes in respect of Scottish Amicable (SASPS) and M&G (M&GGPS). In addition, there are two small defined benefit schemes in Taiwan which have negligible deficits.

Under IAS 19 'Employee Benefits' and IFRIC 14 'IAS 19—The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction', the Group is only able to recognise a surplus to the extent that it is able to access the surplus either through an unconditional right of refund or through reduced future contributions relating to ongoing service of active members. The Group has no unconditional right of refund to any surplus in PSPS. Accordingly, the PSPS surplus recognised is restricted to the present value of the economic benefit to the Group from the difference between the estimated future ongoing contributions and the full future cost of service for the active members. In contrast, the Group is able to access the surplus of SASPS and M&GGPS. Therefore, the amounts recognised for these schemes are the IAS 19 valuation amount (either a surplus or deficit).

The Group asset/liability in respect of defined benefit pension schemes is as follows:

	2017					2016
	PSPS note (i)	SASPS note (ii)	M&GGPS	Other schemes	Total	PSPS note (i)	SASPS note (ii)	M&GGPS	Other schemes	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Underlying economic surplus (deficit)	721	(137)	109	(1)	692	717	(237)	84	(1)	563
Less: unrecognised surplus	(485)	—	—	—	(485)	(558)	—	—	—	(558)

Economic surplus (deficit) (including investment in Prudential insurance policies)note(iii)	236	(137)	109	(1)	207	159	(237)	84	(1)	5
Attributable to:

PAC with-profits fund	165	(55)	—	—	110	111	(95)	—	—	16
Shareholder-backed operations	71	(82)	109	(1)	97	48	(142)	84	(1)	(11)

Consolidation adjustment against policyholder liabilities for investment in Prudential insurance policies	—	—	(151)	—	(151)	—	—	(134)	—	(134)

IAS 19 pension asset (liability) on the Group statement of financial positionnote(iv)	236	(137)	(42)	(1)	56	159	(237)	(50)	(1)	(129)

Notes

(i)

No deficit or other funding is required for PSPS. Deficit funding, where applicable, is apportioned in the ratio of 70/30 between the PAC with-profits fund and shareholder-backed operations following detailed considerations in 2005 of the sourcing of previous contributions. Employer contributions for ongoing service of current employees are apportioned in the ratio relevant to current activity.

(ii)	The deficit of SASPS has been allocated 40 per cent to the PAC with-profits fund and 60 per cent to the shareholders' fund as at 31 December 2017 and 2016.
(iii)

The underlying position on an economic basis reflects the assets (including investments in Prudential insurance policies that are offset against liabilities to policyholders on the Group consolidation) and the liabilities of the schemes.

(iv)

At 31 December 2017, the PSPS pension asset of £236 million (2016: £159 million) and the other schemes' pension liabilities of £180 million (2016: £288 million) are included within 'Other debtors' and 'Provisions' respectively on the consolidated statement of financial position.

Triennial actuarial valuations

In respect of PSPS the contributions into the scheme are payable at the minimum level required under the scheme rules. Excluding expenses, the contributions are payable at approximately £6 million per annum for on-going service of active members of the scheme. No deficit or other funding is required. Deficit funding for PSPS, when applicable, is apportioned in the ratio of 70/30 between the PAC with-profits fund and shareholder-backed operations based on the sourcing of previous contributions. Employer contributions for on-going service of current employees are apportioned in the ratio relevant to current activity.

In respect of SASPS it has been agreed with the Trustees that the level of deficit funding should be £26.0 million per annum from 1 January 2018 until 31 March 2027, or earlier if the scheme's funding level reaches 100 per cent before this date, to eliminate the actuarial deficit. The deficit funding will be reviewed every three years at subsequent valuations.

In respect of M&GGPS it has been agreed with the Trustees that no deficit funding is required from 1 January 2016. Deficit funding of £9.3 million was paid in 2015.

Defined benefit pension schemes in the UK are generally required to be subject to full actuarial valuations every three years in order to assess the appropriate level of funding for schemes in relation to their commitments. These valuations include assessments of the likely rate of return on the assets held within the separate trustee administered funds. The actuarial valuation differs from the IAS 19 accounting basis valuation in a number of respects, including the discount rate assumption where IAS 19 prescribes a rate based on high quality corporate bonds while a more 'prudent' assumption is used for the actuarial valuation.

Risks to which the defined benefit schemes expose the Group

Responsibility of making good of any deficit that may arise in the schemes lies with the employers of the schemes, which are subsidiaries of the Group. Accordingly, the pension schemes expose the Group to a number of risks and the most significant of which are interest rate and investment risk, inflation risk and mortality risk.

Corporate governance

The Group's UK pension schemes are established under trust and are subject to UK legal requirements; this includes being subject to regulation by 'The Pension Regulator' in accordance with the Pension Act 1995. Each scheme has a corporate trustee to which some directors are appointed by Group employers with the remaining directors nominated by members in accordance with UK legal requirements. The trustees have the ultimate responsibility to ensure that the scheme is managed in accordance with the Trust Deed & Rules. The trustees act in the best interests of the schemes beneficiaries; this includes taking appropriate account of each employer's legal obligation and financial ability to support the schemes, when setting investment strategy and when agreeing funding with the employers. The employers' contribution commitments are formally updated at each triennial valuation; between valuations funding levels and employer strength continue to be monitored with the Trustees being able to bring forward the next triennial valuation if they consider it appropriate to do so.

All of the Group's three UK defined benefit pension schemes (PSPS, SASPS and M&GGPS) are final salary schemes, which are closed to new entrants.

The Trustees of each scheme set the general investment policy and specify any restrictions on types of investment and the degrees of divergence permitted from the benchmark, but delegate the responsibility for selection and realisation of specific investments to the Investment Managers. The Trustees consult the Principal Employer, (eg The Prudential Assurance Company for PSPS), on the investment principles, but the ultimate responsibility for the investment of the assets of the scheme lies with the Trustees.

The Trustees of each of the schemes manage the investment strategy of the scheme to achieve an acceptable balance between investing in the assets that most closely match the expected benefit payments and assets that are expected to achieve a greater return in the hope of reducing the contributions required or providing additional benefits to members.

For PSPS, a significant portion of the scheme assets are invested in liability matching assets such as bonds and gilts including index-linked gilts to partially hedge against inflation. In addition, PSPS has maintained a portfolio of interest rate and inflation swaps to match more closely the duration and inflation profile of its assets to its liabilities.

SASPS and M&GGPS use very limited or no derivatives to manage their risks. The risks arising from these schemes are managed through a diversified mix of investments. SASPS has invested in a mix of both return-seeking assets, such as equities and property and matching assets including a leveraged liability driven investment portfolio to reflect the liability profile of the scheme. A portion of the M&GGPS assets is invested in index-linked gilts and leveraged index-linked gilts as part of its asset liability management. The mix of the investments is kept under review by the Trustees of the respective schemes.

(b)	Assumptions

The actuarial assumptions used in determining benefit obligations and the net periodic benefit costs for the years ended 31 December were as follows:

	2017	2016	2015

	%	%	%
Discount rate*	2.5	2.6	3.8
Rate of increase in salaries	3.1	3.2	3.0
Rate of inflation**
Retail prices index (RPI)	3.1	3.2	3.0
Consumer prices index (CPI)	2.1	2.2	2.0
Rate of increase of pensions in payment for inflation:
PSPS:
Guaranteed (maximum 5%)	2.5	2.5	2.5
Guaranteed (maximum 2.5%)	2.5	2.5	2.5
Discretionary	2.5	2.5	2.5
Other schemes	3.1	3.2	3.0

*	The discount rate has been determined by reference to an 'AA' corporate bond index, adjusted where applicable to allow for the difference in duration between the index and the pension liabilities.
**	The rate of inflation reflects the long-term assumption for UK RPI or CPI depending on the tranche of the schemes.

The calculations are based on current mortality estimates with an allowance made for future improvements in mortality. This allowance reflected the CMI's 2014 mortality improvements model, with scheme-specific calibrations. For immediate annuities in payment, in 2017 and 2016, a long-term mortality improvement rate of 1.75 per cent per annum and 1.25 per cent per annum was applied for males and females, respectively.

(c)	Estimated pension scheme surpluses and deficits

This section illustrates the financial position of the Group's defined benefit pension schemes on an economic basis and the IAS 19 basis.

The underlying pension position on an economic basis reflects the assets (including investments in Prudential policies that are offset against liabilities to policyholders on the Group consolidation) and the liabilities of the schemes. The IAS 19 basis excludes the investments in Prudential policies. At 31 December 2017, M&GGPS held investments in Prudential insurance policies of £151 million (2016: £134 million).

Movements on the pension scheme surplus determined on the economic basis are as follows, with the effect of the application of IFRIC 14 being shown separately:

	2017
	Surplus (deficit) in schemes at 1 Jan 2017	(Charge) credit to income statement	Actuarial gains and losses in other comprehensive income	Contributions paid	Surplus (deficit) in schemes at 31 Dec 2017

	£m	£m	£m	£m	£m
All schemes
Underlying position (without the effect of IFRIC 14)
Surplus (deficit)	563	(40)	119	50	692
Less: amount attributable to PAC with-profits fund	(425)	10	(39)	(19)	(473)

Shareholders' share:
Gross of tax surplus (deficit)	138	(30)	80	31	219
Related tax	(27)	6	(15)	(6)	(42)

Net of shareholders' tax	111	(24)	65	25	177

Application of IFRIC 14 for the derecognition of PSPS surplus
Derecognition of surplus	(558)	(14)	87	—	(485)
Less: amount attributable to PAC with-profits fund	409	10	(56)	—	363

Shareholders' share:
Gross of tax	(149)	(4)	31	—	(122)
Related tax	29	—	(6)	—	23

Net of shareholders' tax	(120)	(4)	25	—	(99)

With the effect of IFRIC 14
Surplus (deficit)	5	(54)	206	50	207
Less: amount attributable to PAC with-profits fund	(16)	20	(95)	(19)	(110)

Shareholders' share:
Gross of tax surplus (deficit)	(11)	(34)	111	31	97
Related tax	2	6	(21)	(6)	(19)

Net of shareholders' tax	(9)	(28)	90	25	78

Underlying investments of the schemes

On the 'economic basis', after including the underlying assets represented by the investments in Prudential insurance policies as scheme assets, the plans' assets at 31 December comprise the following investments:

	2017				2016
	PSPS	Other schemes	Total	%	PSPS	Other schemes	Total	%

	£m	£m	£m		£m	£m	£m
Equities
UK	9	67	76	1	18	85	103	1
Overseas	226	272	498	6	293	368	661	7
Bonds*
Government	5,040	655	5,695	63	5,411	550	5,961	66
Corporate	1,491	248	1,739	20	1,169	196	1,365	15
Asset-backed securities	164	—	164	2	144	6	150	2
Derivatives	188	(6)	182	2	252	(2)	250	3
Properties	140	130	270	3	71	109	180	2
Other assets	216	77	293	3	269	67	336	4

Total value of assets**	7,474	1,443	8,917	100	7,627	1,379	9,006	100

*		89 per cent of the bonds are investment graded (2016: 93 per cent).
**

96 per cent of the total value of the scheme assets are derived from quoted prices in an active market (2016: 98 per cent). None of the scheme assets included shares in Prudential plc or property occupied by the Prudential Group. The IAS 19 basis plan assets at 31 December 2017 of £8,766 million (2016: £8,872 million) is different from the economic basis plan assets of £8,917 million (2016: £9,006 million) as shown above due to the exclusion of investment in Prudential insurance policies, by M&GGPS as described above.

The movements in the IAS 19 pension schemes' surplus and deficit between scheme assets and liabilities as consolidated in the financial statements were:

Attributable to policyholders and shareholders

2017 £m	Plan assets	Present value of benefit obligations note (i)	Net surplus (deficit) (without the effect of IFRIC 14)	Effect of IFRIC 14 for derecognition of PSPS surplus	Economic basis net surplus (deficit)	Other adjustments including for investments in Prudential insurance policies note (ii)	IAS 19 basis net surplus (deficit)

Net surplus (deficit), beginning of year	9,006	(8,443)	563	(558)	5	(134)	(129)
Current service cost	—	(46)	(46)	—	(46)	—	(46)
Net interest on net defined benefit liability (asset)	228	(214)	14	(14)	—	(3)	(3)
Administration expenses	(8)	—	(8)	—	(8)	—	(8)
Benefit payments	(479)	479	—	—	—	—	—
Employers' contributionsnote (iii)	50	—	50	—	50	—	50
Employees' contributions	1	(1)	—	—	—	—	—
Actuarial gains and lossesnote (iv)	119	—	119	87	206	(6)	200
Transfer into investment in Prudential insurance policies	—	—	—	—	—	(8)	(8)

Net surplus (deficit), end of year	8,917	(8,225)	692	(485)	207	(151)	56

2016 £m

Net surplus (deficit), beginning of year	7,819	(6,858)	961	(800)	161	(77)	84
Current service cost	—	(34)	(34)	—	(34)	—	(34)
Net interest on net defined benefit liability (asset)	292	(254)	38	(32)	6	(3)	3
Administration expenses	(5)	—	(5)	—	(5)	—	(5)
Benefit payments	(350)	350	—	—	—	—	—
Employers' contributionsnote (iii)	45	—	45	—	45	—	45
Employees' contributions	2	(2)	—	—	—	—	—
Actuarial gains and lossesnote (iv)	1,203	(1,645)	(442)	274	(168)	(13)	(181)
Transfer into investment in Prudential insurance policies	—	—	—	—	—	(41)	(41)

Net surplus (deficit), end of year	9,006	(8,443)	563	(558)	5	(134)	(129)

2015 £m

Net deficit, beginning of year	8,067	(7,312)	755	(710)	45	(132)	(87)
Current service cost	—	(36)	(36)	—	(36)	—	(36)
Past service cost	—	48	48	—	48	—	48
Net interest on net defined benefit liability (asset)	278	(250)	28	(26)	2	(5)	(3)
Administration expenses	(5)	—	(5)	—	(5)	—	(5)
Benefit payments	(301)	301	—	—	—	—	—
Employers' contributionsnote (iii)	56	—	56	—	56	—	56
Employees' contributions	2	(2)	—	—	—	—	—
Actuarial gains and lossesnote (iv)	(278)	393	115	(64)	51	6	57
Settlements or curtailments	—	—	—	—	—	—	—
Transfer into investment in Prudential insurance policies	—	—	—	—	—	54	54

Net surplus (deficit), end of year	7,819	(6,858)	961	(800)	161	(77)	84

Notes

(i)

Maturity profile of the benefit obligations

The weighted average duration of the undiscounted benefit obligations of the schemes is 18.6 years (2016: 19.5 years).

The following table provides an expected maturity analysis of the benefit obligations as at 31 December:

All schemes
1 year or less		After 1 year to 5 years	After 5 years to 10 years	After 10 years to 15 years	After 15 years to 20 years	Over 20 years	Total

£m		£m	£m	£m	£m	£m	£m
2017	255	1,108	1,589	1,667	1,661	7,889	14,169
2016	243	1,090	1,585	1,694	1,704	8,508	14,824

(ii)	The adjustments for investments in Prudential insurance policies are consolidation adjustments for intra-group assets and liabilities with no impact to operating results.
(iii)	Total employer contributions expected to be paid into the Group defined benefit schemes for the year ending 31 December 2018 amount to £50 million (2017: £45 million).
(iv)	The actuarial gains and losses attributable to policyholders and shareholders as shown in the table above are analysed as follows:

	2017	2016	2015

	£m	£m	£m
Actuarial gains and losses

Return on the scheme assets less amount included in interest income	119	1,203	(278)
(Losses) on changes in demographic assumptions	(10)	(18)	(3)
(Losses) on changes in financial assumptions	(101)	(1,733)	371
Experience gains on scheme liabilities	111	106	25

	119	(442)	115
Effect of derecognition of PSPS surplus	87	274	(64)
Consolidation adjustment for investments in Prudential insurance policies and other adjustments	(6)	(13)	6

	200	(181)	57

The losses of £1,733 million in 2016 on change in financial assumptions primarily reflect the effect of the decrease in the discount rate used in determining the scheme liabilities from 3.8 per cent in 2015 to 2.6 per cent in 2016. These 2016 losses were partially offset by the increase in the return on the scheme assets, which was greater than the amount included in interest income by £1,203 million.

(d)   Sensitivity of the pension scheme liabilities to key variables

The sensitivity information below is based on the core scheme liabilities and assumptions at the balance sheet date. The sensitivities are calculated based on a change in one assumption with all other assumptions being held constant. As such, interdependencies between the assumptions are excluded. The impact of the rate of inflation assumption sensitivity includes the impact of inflation on the rate of increase in salaries and rate of increase of pensions in payment.

The sensitivities of the underlying pension scheme liabilities as shown below do not directly equate to the impact on the profit or loss attributable to shareholders or shareholders' equity due to the effect of the application of IFRIC 14 on PSPS and the allocation of a share of the interest in the financial position of PSPS and SASPS to the PAC with-profits fund as described above.

	Assumption applied		Sensitivity change in assumption	Impact of sensitivity on scheme liabilities on IAS 19 basis

	2017	2016			2017	2016

Discount rate	2.5%	2.6%	Decrease by 0.2%	Increase in scheme liabilities by:
				PSPS	3.5%	3.5%
				Other schemes	5.4%	5.3%

Discount rate	2.5%	2.6%	Increase by 0.2%	Decrease in scheme liabilities by:
				PSPS	3.4%	3.5%
				Other schemes	4.9%	5.0%

Rate of inflation	3.1%	3.2%	RPI: Decrease by 0.2%	Decrease in scheme liabilities by:
	2.1%	2.2%	CPI: Decrease by 0.2%	PSPS	0.6%	0.6%
			with consequent	Other schemes	3.9%	4.1%
			reduction in salary
			increases

Mortality rate			Increase life expectancy by 1 year	Increase in scheme liabilities by:
				PSPS	4.0%	3.5%
				Other schemes	3.8%	3.7%